Ordinary shares and Series A-1 Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Nov. 01, 2019 USD ($) $ / shares shares	Nov. 01, 2019 CNY (¥) shares	Oct. 25, 2013 shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2018 shares	Jan. 01, 2013 $ / shares shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized						2,275,948,587	2,000,000,000
Ordinary shares, par value | $ / shares							$ 0.0000001
Ordinary shares, shares issued							975,308,700
Series A-1 Convertible Preferred Shares
Ordinary shares and Series A 1 Convertible Preferred
Shares issued (in shares)			111,110,000
Shares issued for each shares converted			1
Class A & Class B Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized	5,000,000,000			5,000,000,000	5,000,000,000
Authorized share capital | $	$ 500
Class A ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized	3,380,061,942
Ordinary shares, par value | $ / shares	$ 0.0000001			$ 0.0000001	$ 0.0000001
Ordinary shares, shares issued				1,426,450,073	1,426,450,073
Shares issued (in shares)	150,000,000	150,000,000
Number of shares re-designated	325,773,972	325,773,972
Re-designation ratio	1	1
Number of shares issued upon conversion of outstanding preferred shares	715,043,731	715,043,731
Exercise of share options under share-based compensation	12,504,475	12,504,475
Price per share | $ / shares	$ 0.52
Net proceeds	$ 71,596	¥ 498,436
Voting rights	one	one
Conversion of shares	1	1
Class B Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized	619,938,058
Ordinary shares, par value | $ / shares				$ 0.0000001	$ 0.0000001
Ordinary shares, shares issued				619,938,058	619,938,058
Number of shares re-designated	619,938,058	619,938,058
Re-designation ratio	1	1
Voting rights	ten	ten
Shares not designated yet
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized	1,000,000,000